Equity (Details Narrative) - USD ($)															1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 29, 2023	Mar. 28, 2023	Mar. 22, 2023	Mar. 19, 2023	Feb. 14, 2023	Nov. 18, 2022	Sep. 30, 2022	Apr. 22, 2022	Apr. 20, 2022	Feb. 02, 2022	Feb. 01, 2022	Jan. 19, 2022	Feb. 22, 2021	Jan. 02, 2019	Sep. 30, 2022	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 01, 2023	Feb. 15, 2023	Feb. 10, 2023	Sep. 15, 2022	Apr. 30, 2022	Feb. 28, 2022
Subsidiary or Equity Method Investee [Line Items]
Common stock shares authorized																			300,000,000		180,564,262	180,564,262
Common Stock, Par or Stated Value Per Share																			$ 0.0001		$ 0.0001	$ 0.000001
Common Stock, Shares, Issued																			33,774,467		23,355,432	23,355,432
Number of shares issued														17,454,542							17,496,370
Stock Issued During Period, Value, New Issues																						$ 1,017,000
Share-based payment arrangement, nonvested award, cost not yet recognized, amount																					$ 0
Fair value adjustment of warrants						$ 388,938															1,074,013
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued																						41,828
Stock Issued During Period, Value, New Issues
Put Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Fair value adjustment of warrants																					250,000
Poseidon Bio L L C [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity Method Investment, Ownership Percentage																		100.00%
Second Street Capital L L C [Member]
Subsidiary or Equity Method Investee [Line Items]
Interest expense																					$ 170,255
Purchase of warrant shares																					450,000
Second Street Capital L L C [Member] | Put Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Interest expense																					$ 250,000
Ocean Biomedical Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock shares authorized																			300,000,000
Common Stock, Shares, Issued																			33,774,467	23,355,432
Stockholders' Equity Note, Stock Split										28-for-29 reverse stock split	6-for-7 reverse stock split	8-for-11 reverse stock split
Shares issued, price per share																			$ 18.00						$ 20.00
Share-based payment arrangement, amount capitalized																			$ 68,900,000	$ 61,100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures													3,080,000
Profit for Interest									$ 7.03				$ 22.26
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares									25,500
Share-based payment arrangement, nonvested award, cost not yet recognized, amount																			2,200,000	$ 7,500,000
Warrant exercise price per share																								$ 10.00
Recognized compensation costs																			$ 583,500
Share based compensation arrangement by share based payment award weighted average period																			2 years 10 months 24 days
Debt Instrument, Face Amount																										$ 2,100,000
Redemption price per share																			$ 0.01
Ocean Biomedical Inc [Member] | Private Placement [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of stock price per share																			$ 1.00
Ocean Biomedical Inc [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share					$ 8.06
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					511,712
Number of shares issued																			105,572
Ocean Biomedical Inc [Member] | Common Stock [Member] | IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of stock price per share																			$ 11.50
Ocean Biomedical Inc [Member] | Warrant [Member] | IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued																			5,250,000
Warrant exercise price per share																			$ 10.00
Purchase of warrant shares																			5,411,000
Ocean Biomedical Inc [Member] | Warrant [Member] | Maximum [Member] | IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued																			5,250,000
Purchase of warrant shares																			5,411,000
Ocean Biomedical Inc [Member] | Second Street Loan And Second Street Loan Two [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share							$ 10.20								$ 10.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							75,000								75,000
Fair value adjustment of warrants																			$ 883,474
Ocean Biomedical Inc [Member] | Second Street Loan And Second Street Loan Two [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share																							$ 10.34
Ocean Biomedical Inc [Member] | Equity Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Recognized compensation costs																			$ 645,623
Ocean Biomedical Inc [Member] | Board Of Directors [Member]
Subsidiary or Equity Method Investee [Line Items]
Option to purchase shares																				75,000
Ocean Biomedical Inc [Member] | Two Thousand Twenty Two Stock Option And Incentive Plan [Member]
Subsidiary or Equity Method Investee [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period																			4,360,000
Ocean Biomedical Inc [Member] | Two Thousand Twenty Two Employee Stock Purchase Plan [Member]
Subsidiary or Equity Method Investee [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																			2,180,000
Ocean Biomedical Inc [Member] | Subscription Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued					1,350,000
Stock Issued During Period, Value, New Issues					$ 14,260,404
Shares issued, price per share					$ 10.56
Ocean Biomedical Inc [Member] | Modification Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued			50,000																	50,000
Sale of stock price per share																				$ 7.16
Share-based payment arrangement, amount capitalized																			$ 358,000,000,000	$ 358,000
Ocean Biomedical Inc [Member] | Special Forces F Nine Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued				150,000
Ocean Biomedical Inc [Member] | Loans [Member] | Second Street Loan And Second Street Loan Two [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share							$ 5.80								$ 5.80
Ocean Biomedical Inc [Member] | Loans [Member] | Second Street Loan And Second Street Loan Two [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share																							$ 3.19
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							75,000
Ocean Biomedical Inc [Member] | Loans Agreement [Member] | Second Street Loan And Second Street Loan Two [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued, price per share																			$ 3.50
Interest expense															$ 435,075				$ 239,025
Ocean Biomedical Inc [Member] | Warrant Exchange Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share																			$ 7.47
Ocean Biomedical Inc [Member] | Warrant Exchange Agreement [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share																			$ 8.06
Number of warrant exercise share																			511,712
Number of shares issued																			102,342
Ocean Biomedical Inc [Member] | Loans Arrangement [Member] | Second Street Loan And Second Street Loan Two [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			150,000
Ocean Biomedical Inc [Member] | Loans Arrangement [Member] | Second Street Loan And Second Street Loan Two [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share																			$ 11.50
Interest expense																			$ 524,400
Ocean Biomedical Inc [Member] | Loans Arrangement [Member] | Second Street Warrants [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Interest expense																			$ 813,305
Ocean Biomedical Inc [Member] | Accredited Investors [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Value, New Issues																$ 1,000,000.0
Ocean Biomedical Inc [Member] | Non Employee Directors [Member]
Subsidiary or Equity Method Investee [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, amount																				2,200,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																			$ 3.73
Recognized compensation costs																				$ 62,000
Share based compensation arrangement by share based payment award weighted average period																				2 years 10 months 24 days
Ocean Biomedical Inc [Member] | Special Forces F Nine Warrants [Member] | Loans [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share																								$ 11.50
Ocean Biomedical Inc [Member] | Special Forces F Nine Warrants [Member] | Loans Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share																			3.89
Ocean Biomedical Inc [Member] | Second Street Capital L L C [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share								$ 6.22											$ 10.34
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			75,000
Fair value adjustment of warrants																			$ 698,320
Ocean Biomedical Inc [Member] | Second Street Capital L L C [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							75,000								75,000
Fair value adjustment of warrants							$ 435,075
Ocean Biomedical Inc [Member] | Second Street Capital L L C [Member] | Loans Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share	$ 3.74						$ 10.20	$ 11.00							$ 10.20												$ 11.00	$ 11.00
Debt Instrument, Face Amount								$ 200,000																			$ 200,000	$ 600,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								62,500																			62,500	312,500
Warrants and Rights Outstanding, Maturity Date							Sep. 30, 2026								Sep. 30, 2026												Feb. 22, 2026	Feb. 22, 2026
Interest expense								$ 388,938
Ocean Biomedical Inc [Member] | Second Street Capital L L C [Member] | Loans Agreement [Member] | Put Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Debt Instrument, Face Amount																												$ 250,000
Interest expense																			250,000
Ocean Biomedical Inc [Member] | Second Street Capital L L C [Member] | Loans Arrangement [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant exercise price per share	$ 10.34
Debt Instrument, Face Amount	$ 700,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	200,000
Interest expense																			49,880
Fair value adjustment of warrants	$ 748,200																		698,320
Ocean Biomedical Inc [Member] | Second Street Capital L L C [Member] | Loans Arrangement [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Debt Instrument, Face Amount	$ 1,000,000
Ocean Biomedical Inc [Member] | Second Street Capital Loans [Member] | Loans Agreement [Member] | Put Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Debt Instrument, Face Amount																												$ 250,000
Ocean Biomedical Inc [Member] | Mc Kra Investments I I I Loan [Member]
Subsidiary or Equity Method Investee [Line Items]
Fair value adjustment of warrants		$ 789,400																	1,417,551
Ocean Biomedical Inc [Member] | Mc Kra Investments I I I Loan [Member] | Loans Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued, price per share		$ 3.95
Warrant exercise price per share		$ 10.34
Debt Instrument, Face Amount		$ 1,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		200,000
Fair value adjustment of warrants		$ 789,400
Ocean Biomedical Inc [Member] | Mc Kra Investments I I I Loan [Member] | Loans Arrangement [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		200,000
Interest expense																			70,169
Fair value adjustment of warrants																			$ 719,231
Ocean Biomedical Inc [Member] | Founder Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock shares authorized																				180,564,262,000,000
Common Stock, Par or Stated Value Per Share																			$ 0.0001	$ 0.0001
Common Stock, Shares, Issued														17,454,542
Ocean Biomedical Inc [Member] | Founder Shares [Member] | Poseidon Bio L L C [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity Method Investment, Ownership Percentage																			68.00%
Ocean Biomedical Inc [Member] | Founder Shares [Member] | Poseidon Bio L L C [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued																	342,244
Ocean Biomedical Inc [Member] | Founder Shares [Member] | Poseidon Bio L L C [Member]
Subsidiary or Equity Method Investee [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest																		100.00%	100.00%